ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Warranty (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Warranty reserves	$ 4.5	$ 1.9
Warranty costs	$ 3.6	$ 2.6	$ 1.4
Minimum
Warranty term	3 years
Maximum
Warranty term	5 years